Note 11 - Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016	Dec. 20, 2015
Proceeds from notes payable	$ 185,876	$ 117,500	$ 456,750	$ 387,000
Convertible notes payable, discount				122,084
Interest Payable, Current	$ 5,216		23,700	$ 6,210
An investor
Proceeds from notes payable			25,000
Class of Warrant, Outstanding						5,000			11,250
Interest Payable, Current			$ 182
Tangiers Investment Group, LLC
Stated Interest Rate				10.00%
Investor 4
Class of Warrant, Outstanding					5,000
Investor 3
Class of Warrant, Outstanding							5,000
Investor 2
Class of Warrant, Outstanding								15,625
B44
Debt Instrument, Face Amount									$ 75,000
Class of Warrant, Outstanding									11,250
Adar Bays, LLC
Stated Interest Rate				8.00%
National Concessions Group Inc
Class of Warrant, Outstanding										2,500